Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2013
Prospectus Date	rr_ProspectusDate	Oct. 28, 2013
QuantShares U.S. Market Neutral Momentum Fund | QuantShares U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOM
QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHEP
QuantShares U.S. Market Neutral Size Fund | QuantShares U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIZ
QuantShares U.S. Market Neutral Anti-Beta Fund | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAL